INCOME TAXES - Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	(1.33%)	0.00%	(0.71%)
Non-deductible expense	2.00%	2.09%	1.23%
Disposal of subsidiaries	0.03%	(4.50%)
Research and Development expense super deduction	(5.45%)	(4.13%)	(2.09%)
Effect of tax holiday	(6.31%)	(7.05%)	(10.99%)
Different tax rate of entities operating in other jurisdiction	0.07%	0.03%	0.55%
Valuation allowance	0.83%	0.30%	0.32%
Withholding tax	3.65%	5.34%
True up	(0.05%)	(1.05%)	(1.68%)
Effective tax rate	18.44%	16.03%	11.63%